21. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents		¥ 1,123,296	¥ 722,301
Prepaid expenses and other current assets		62,913	45,593
Total assets		6,753,504	7,152,026
Liabilities
Dividends payable		172,932	0
Total liabilities		6,873,117	6,994,973
Stockholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 47,531,799 shares at December 31, 2017; issued and outstanding – 47,123,898 shares at December 31, 2016, respectively	[1]	327	327
Accumulated losses		(974,118)	(965,248)
Total stockholders’ equity (deficit)		(119,613)	157,053
Total liabilities and stockholders’ equity (deficit)		6,753,504	7,152,026
Fincera
Assets
Cash and cash equivalents		6,246	4,658
Prepaid expenses and other current assets		39	157
Investment in subsidiaries, continued operations		422,003	324,563
Investment in subsidiaries, discontinued operations		80,958	120,440
Due from subsidiaries		0	175,435
Total assets		509,246	625,253
Liabilities
Other payables and accrued liabilities		3,795	4,045
Due to subsidiaries		390,315	0
Due to Mr. Li		61,817	0
Due to Smart Success		0	464,155
Dividends payable		172,932	0
Total liabilities		628,859	468,200
Stockholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 47,531,799 shares at December 31, 2017; issued and outstanding – 47,123,898 shares at December 31, 2016, respectively		327	327
Additional paid-in capital		693,889	962,173
Accumulated losses		(813,829)	(805,447)
Total stockholders’ equity (deficit)		(119,613)	157,053
Total liabilities and stockholders’ equity (deficit)		¥ 509,246	¥ 625,253

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Fincera's 2 for 1 stock split, which was effective on November 1, 2017.